Estimated Future Scheduled Repayments (Detail)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 416,408,000	[1]
2022	393,294,000	[1]
2023	1,536,486,000	[1]
2024	268,272,000	[1]
2025 and thereafter	1,527,566,000	[1]
Long Term Debt, Carrying Amount, Total	4,142,026,000	[1]
Available Borrowing, as Limited by the Borrowing Base	70,091,000	[1]
Current and Available Borrowing	2,290,272,000	[1]
TL Revolving Credit Facility
Debt Instrument [Line Items]
2021	31,316,000
2022	135,245,000
2023	1,271,939,000
Long Term Debt, Carrying Amount, Total	1,438,500,000
Available Borrowing, as Limited by the Borrowing Base	61,500,000
Current and Available Borrowing	1,500,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
2021	10,898,000
2022	11,285,000
2023	11,686,000
2024	12,102,000
2025 and thereafter	103,506,000
Long Term Debt, Carrying Amount, Total	149,477,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2021	51,964,000	[2]
2022	56,707,000	[2]
2023	56,439,000	[2]
2024	56,439,000	[2]
2025 and thereafter	427,981,000	[2]
Long Term Debt, Carrying Amount, Total	649,531,000	[2]
Available Borrowing, as Limited by the Borrowing Base	4,906,000	[2]
Current and Available Borrowing	654,437,000	[2]
TMCL VI Term Loan
Debt Instrument [Line Items]
2021	25,206,000
2022	25,206,000
2023	25,206,000
2024	25,206,000
2025 and thereafter	124,300,000
Long Term Debt, Carrying Amount, Total	225,123,000
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
2021	28,000,000	[3]
2022	28,000,000	[3]
2023	28,000,000	[3]
2024	28,000,000	[3]
2025 and thereafter	191,333,000	[3]
Long Term Debt, Carrying Amount, Total	303,333,000	[3]
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
2021	52,906,000	[3]
2022	56,170,000	[3]
2023	56,925,000	[3]
2024	57,669,000	[3]
2025 and thereafter	210,617,000	[3]
Long Term Debt, Carrying Amount, Total	434,288,000	[3]
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
2021	63,858,000	[3]
2022	60,569,000	[3]
2023	66,179,000	[3]
2024	68,745,000	[3]
2025 and thereafter	334,301,000	[3]
Long Term Debt, Carrying Amount, Total	593,652,000	[3]
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
2021	20,111,000	[3]
2022	20,111,000	[3]
2023	20,111,000	[3]
2024	20,111,000	[3]
2025 and thereafter	135,528,000	[3]
Long Term Debt, Carrying Amount, Total	215,972,000	[3]
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2021	132,150,000
Long Term Debt, Carrying Amount, Total	132,150,000
Available Borrowing, as Limited by the Borrowing Base	3,686,000
Current and Available Borrowing	$ 135,836,000

[1]	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $26,283.
[2]	The estimated future repayments for TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.
[3]	Amounts on the TMCL VII 2019-1 Bonds, TMCL VII 2020-1 Bonds, TMCL VII 2020-2 Bonds, TMCL VII 2020-3 Bonds, exclude an unamortized discount of $81, $79, $157 and $82, respectively.